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                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                                One South Street
                            Baltimore, Maryland 21202

                                 August 3, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      NORTH AMERICAN GOVERNMENT BOND FUND, INC. (the "Fund")
         1933 Act File No. 33-53598
         1940 Act File No. 811-07292

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-named Fund hereby certifies that the definitive forms of the prospectus and statement of additional information do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 11 on July 27, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    --------------------------------------------
                                    Daniel O. Hirsch